Treasury shares	12 Months Ended
Dec. 31, 2019
Treasury shares
Treasury shares

13. Treasury shares

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. As of December 31, 2018 and 2019, under the repurchase plan, the Group had repurchased an aggregate of 15,550,500 and 80,311,250 ordinary shares on the open market for a total cash consideration of US$2,499,167 and US$ 12,283,426, respectively, which were accounted for as the cost of the treasury shares.

As of and for the year ended December 31, 2019, 85,924,750 treasury shares have been cancelled.